October 19, 2005
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
One Station Place
100 F Street, N.E.
Washington, D.C. 20549

Re:	Euroseas Ltd. Registration Statement on Form F-1
Ladies and Gentlemen:
     On behalf of Euroseas Ltd. (the “Company”), we enclose for filing this Registration Statement on Form F-1 that sets forth the Prospectus describing the proposed registration of up to 7,026,993 currently outstanding shares of the Company’s common stock, 1,756,743 shares of the Company’s common stock issuable upon the exercise of warrants currently outstanding and 818,604 shares of the Company's stock to be issued to stockholders of Cove Apparel, Inc. (“Cove”) in connection with the merger of Cove with the Company’s wholly-owned subsidiary, Euroseas Acquisition Company Inc. (“Acquisition Co.”).
     By way of background, the Company is a privately-held Marshall Islands corporation that was recently formed on May 5, 2005 to consolidate the ship-owing interests of the Pittas family which consisted of seven vessels. On June 29, 2005, the shareholders of the seven vessels transferred their shares in each of the vessels to the Company in exchange for shares in Friends Investment Company, Inc. (“Friends”), the 100% shareholder of the Company. Through its wholly-owned subsidiaries, the Company currently has a fleet of seven vessels, consisting of five drybulk carriers and two containerships. The operations of the vessels are managed by Eurobulk Ltd., an affiliated company, under management contracts with each ship-owning subsidiary.
     On August 25, 2005, the Company raised approximately $21 million in gross proceeds from a private placement transaction (the “Private Placement”) of its securities to a number of institutional and accredited investors. In the Private Placement, the Company issued 7,026,993 shares of common stock at a price of $3.00 per share, as well as warrants to purchase an additional 1,756,743 shares of common stock. The warrants have a five year term and an exercise price of $3.60. The Company agreed to register the re-sale of the common stock issued in the Private Placement and the common stock underlying the warrants issued in the Private Placement.
     On August 25, 2005, the Company also signed an Agreement and Plan of Merger (the “Merger Agreement”) with Cove a Nevada corporation, certain stockholders of Cove, referred to as the “Cove Principals” and Acquisition Co. Pursuant to the Merger Agreement, Cove will merge into Acquisition Co. (the “Merger”), with Cove stockholders receiving 0.102969 shares of Euroseas common stock for each share of Cove common stock owned. Cove common stock is listed on the OTCBB and Cove has nominal operations. Under the Merger Agreement, the Company agreed to register the re-sale of our common stock that will be issued to certain affiliates of Cove in connection with the Merger. The Company has filed a separate registration statement under Form F-4 with respect to the shares of its common stock that will be issued in connection with the Merger and we refer you to that registration statement for more information about the Merger.

U.S. Securities and Exchange Commission
October 19, 2005

     Under this Registration Statement, the Company is registering the following:
•	The re-sale by certain Company stockholders of 7,026,993 shares of the Company’s common stock issued in the Private Placement;

•	The re-sale by certain Company stockholders of 1,756,743 shares of the Company’s common stock underlying the warrants issued in the Private Placement; and

•	The re-sale by certain affiliates of Cove of 818,604 shares of the Company’s common stock that will be issued in the Merger.
     After giving effect to the shares issued in the Private Placement and the Merger, Friends will continue to own approximately 78.6% of the Company’s shares on a fully diluted basis.
     The Company understands that it will be obligated to keep the Registration Statement current as it relates to the selling shareholders to use the form of prospectus set forth therein in connection with any resales of the common stock held by them. For the Staff’s information, the Company has agreed to keep the Registration Statement current for two years.
     If you have any questions or comments concerning the enclosed, please feel free to telephone me at (212) 574-1206, or my associate, Craig Sklar, at (212) 574-1386.

Very truly yours,

SEWARD & KISSEL LLP

By	/s/ Lawrence Rutkowski

Lawrence Rutkowski
Partner
Enclosure